Segment Reporting - Information about Segment Assets and Property, Plant and Equipment by Country (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Assets	$ 3,443,957	$ 2,807,371	$ 3,333,627
Net Property, Plant and Equipment	1,643,096	1,478,677	1,281,791
Asia [Member]
Segment Reporting Information [Line Items]
Assets, continuing operations	601,394	1,030,823	1,402,923
Middle East [Member]
Segment Reporting Information [Line Items]
Assets, continuing operations	990,671	1,116,916	1,006,284
Americas, Europe and Africa [Member]
Segment Reporting Information [Line Items]
Assets, continuing operations	979,310	535,326	536,734
Brazil [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	458,199	192,101	52,955
United Arab Emirates [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	306,320	145,635	110,292
Mexico [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	245,226	96,830	61,390
Singapore [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	219,570	306,948	324,106
Indonesia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	189,064	154,630	144,322
Spain [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	154,078	94,917	15,159
United States [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	46,537	54,647	201,815
Saudi Arabia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	20,561	191,400	102,334
Australia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment		14	212,955
Malaysia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment		240,042
Other countries [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	3,541	1,513	56,463
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Assets, continuing operations	$ 872,582	$ 124,306	$ 387,686